Private Placement 10-Q - A PARADISE ACQUISITION CORP.	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Private Placement
Note 4 - Private Placement
Simultaneously with the closing of the IPO, the Company’s Sponsor and CCM purchased an aggregate of 400,000 Private Placement Units and 200,000 Private Placement Units, respectively, at a price of $10.00 per Private Placement Unit for an aggregate purchase price of $6,000,000. Each Private Placement Unit consists of one ordinary share (“Private Share”) and one-eighth
(1/8) of one right (“Private Right”). Each Private Right will be converted into one ordinary share upon the consummation of a Business Combination. The proceeds from the Private Placement Units were added to the proceeds from the IPO which were deposited in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units and all underlying securities will expire worthless. Five institutional investors (none of which are affiliated with any member of management, the Sponsor or any other investor)
(“non-voting
sponsor investors”) purchased, indirectly, through the purchase of non-voting
interests in our sponsor, an aggregate of 130,000 Private Placement Units (the
“Non-Voting
Private

Placement Units”) at a price of $10.00 per unit ($1,300,000 in the aggregate). In connection with the non-voting
sponsor investor indirectly purchasing, through the Sponsor, the
Non-Voting
Private Placement Units allocated to the
non-voting
sponsor investors in connection with the closing of the IPO, the Sponsor issued non-voting
shares at a nominal purchaser price to the
non-voting
sponsor investors at the closing of the IPO, reflecting interests in an aggregate of 1,368,421 Founder Shares (defined below) held by the Sponsor. On December 19, 2025, an affiliate of the Sponsor purchased all of the issued and outstanding
Non-Voting
Sponsor Shares from the
non-voting
sponsor investors. Private Placement Units and all underlying securities will not be transferable, assignable, or salable until the completion of a Business Combination, subject to certain exceptions.

Note 4 - Private Placement
Simultaneously with the closing of the IPO, the Company’s Sponsor and CCM purchased an aggregate of 400,000 Private Placement Units and 200,000 Private Placement Units, respectively, at a price of $10.00 per Private Placement Unit for an aggregate purchase price of $6,000,000. Each Private Placement Unit consists of one ordinary share (“Private Share”) and one-eighth
(1/8) of one right (“Private Right”). Each Private Right will be converted into one ordinary share upon the consummation of a Business Combination. The proceeds from the Private Placement Units were added to the proceeds from the IPO which were deposited in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units and all underlying securities will expire worthless. Five institutional investors (none of which are affiliated with any member of management, the Sponsor or any other investor)
(“non-voting
sponsor investors”) purchased, indirectly, through the purchase of non-voting
interests in our sponsor, an aggregate of 130,000 Private Placement Units (the
“Non-Voting
Private Placement Units”) at a price of $10.00 per unit ($1,300,000 in the aggregate). In connection with the non-voting
sponsor investor indirectly purchasing, through the Sponsor, the
Non-Voting
Private Placement Units allocated to the
non-voting
sponsor investors in connection with the closing of the IPO, the Sponsor issued non-voting
shares at a nominal purchaser price to the
non-voting
sponsor investors at the closing of the IPO, reflecting interests in an aggregate of 1,368,421 Founder Shares (defined below) held by the Sponsor. On December 19, 2025, an affiliate of the Sponsor purchased all of the issued and outstanding
Non-Voting
Sponsor Shares from the
non-voting
sponsor investors. Private Placement Units and all underlying securities will not be transferable, assignable, or salable until the completion of a Business Combination, subject to certain exceptions.